CURRENT AND DEFERRED TAX	12 Months Ended
Dec. 31, 2023
CURRENT AND DEFERRED TAX [Abstract]
CURRENT AND DEFERRED TAX [Text Block]

19. CURRENT AND DEFERRED TAX

The Company reported current and deferred tax expense of $Nil during the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss.

The income tax expense differs from that computed by applying the applicable Canadian federal and provincial statutory rates before taxes as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Income/(loss) before income taxes	$(29,016,269)	$(19,807,021)	$(32,933,645)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	(7,834,393)	(5,347,895)	(8,892,084)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,178,704	4,575,777	7,754,853
Change in tax rate	-	127,884	478,929
Rate differential due to foreign operation	340,612	193,084	145,053
Share-based compensation	296,420	470,478	503,033
Non-deductible items	18,657	(19,328)	10,216
Income tax expense	$-	$-	$-
Effective tax rate	0%	0%	0%

In the consolidated statements of financial position, deferred tax assets and liabilities have been offset where they relate to income taxes within the same taxation jurisdiction and where the Company has the legal right and intent to offset. The composition of deferred tax assets (liabilities) recognized in the consolidated statements of financial position is as follows:

	December 31, 2023	December 31, 2022
Exploration and evaluation assets	$(688,485)	$(43,780)
Mine development	770,052	-
Non-capital losses	612,907	962,254
Right-of-use assets	(206,553)	(219,198)
Convertible debt facility - liability component	(333,557)	(485,744)
Unrealized foreign exchange gains	(163,334)	(316,644)
Other	8,970	103,112
Total	$-	$-

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian and foreign tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2023.

The amounts of deductible temporary differences and unused tax losses for which the Company has not recognized a deferred tax asset in the consolidated statements of financial position are as follows:

	December 31, 2023	December 31, 2022
Exploration and evaluation assets	$38,433,647	$19,017,262
Non-capital losses	90,815,346	53,311,766
Share-issuance costs	2,801,602	2,903,829
Reclamation and remediation liability	25,492,480	25,531,109
Finance leases	1,193,654	708,798
Unrealized foreign exchange losses	1,696,790	1,779,123
Charitable contributions	55,638	22,583
Accrued expenses	8,273	-
Convertible debt facility - derivative component	556,639	1,503,854
Total temporary differences and losses for which no deferred tax asset is recognized	$161,054,519	$104,778,324

As of December 31, 2023, and included in the above table, the Company and its subsidiaries had available Canadian non-capital loss carry forwards of approximately $35,855,033 (CAD$47,421,866) which expire between the years 2027 and 2043 for which no deferred tax asset has been recognized and U.S. net operating loss carry forwards of approximately $886,475 which expire in 2037 and approximately $54,073,838 without expiration for which no deferred tax asset has been recognized.